Earnings Per Common Share - Schedule of EPS (Details) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Net Earnings to Common Shareholders
Basic EPS	CAD 257	CAD 107	CAD 551	CAD 269
Effect of potential dilutive securities:
Stock Options	0	0	0	0
Preference Shares	0	3	0	5
Potentially Dilutive Securities	257	110
Deduct anti-dilutive impacts:
Diluted EPS	CAD 257	CAD 107	CAD 551	CAD 274
Weighted Average Shares
Basic EPS (shares)	416.8	283.7	411.5	283.0
Effect of potential dilutive securities:
Stock Options (shares)	0.6	0.6	0.6	0.6
Preference Shares (shares)	0.0	5.6	0.0	5.6
Potentially Dilutive Securities (shares)	417.4	289.9
Deduct anti-dilutive impacts:
Diluted EPS (shares)	417.4	284.3	412.1	289.2
EPS
Basic (CAD per share)	CAD 0.62	CAD 0.38	CAD 1.34	CAD 0.95
Diluted (CAD per share)	CAD 0.62	CAD 0.38	CAD 1.34	CAD 0.95
Preference Shares
Deduct anti-dilutive impacts:
Preference Shares	CAD 0	CAD (3)
Deduct anti-dilutive impacts:
Preference Shares (shares)	0.0	(5.6)